Changes in organization and disposals (Detail 1) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restructuring Cost And Reserve [Line Items]
Total net restructuring expenses	SFr 1,168	SFr 1,458	SFr 1,235
of which: personnel expenses
Restructuring Cost And Reserve [Line Items]
Total net restructuring expenses	534	751	460
of which: general and administrative expenses
Restructuring Cost And Reserve [Line Items]
Total net restructuring expenses	627	695	761
of which: depreciation and impairment of property, equipment and software
Restructuring Cost And Reserve [Line Items]
Total net restructuring expenses	7	11	12
of which: amortization and impairment of intangible assets
Restructuring Cost And Reserve [Line Items]
Total net restructuring expenses	0	0	2
Wealth Management
Restructuring Cost And Reserve [Line Items]
Total net restructuring expenses	463	447	323
Wealth Management Americas
Restructuring Cost And Reserve [Line Items]
Total net restructuring expenses	113	139	137
Personal & Corporate Banking
Restructuring Cost And Reserve [Line Items]
Total net restructuring expenses	103	117	101
Asset Management
Restructuring Cost And Reserve [Line Items]
Total net restructuring expenses	100	100	82
Investment Bank
Restructuring Cost And Reserve [Line Items]
Total net restructuring expenses	359	577	396
Corporate Center
Restructuring Cost And Reserve [Line Items]
Total net restructuring expenses	30	78	196
Services
Restructuring Cost And Reserve [Line Items]
Total net restructuring expenses	19	57	140
Corporate Center - Group ALM
Restructuring Cost And Reserve [Line Items]
Total net restructuring expenses	4	0	0
Non-core and Legacy Portfolio
Restructuring Cost And Reserve [Line Items]
Total net restructuring expenses	6	21	56
UBS AG
Restructuring Cost And Reserve [Line Items]
Total net restructuring expenses	1,188	1,442	1,233
UBS AG | of which: personnel expenses
Restructuring Cost And Reserve [Line Items]
Total net restructuring expenses	362	731	458
UBS AG | of which: general and administrative expenses
Restructuring Cost And Reserve [Line Items]
Total net restructuring expenses	818	700	760
UBS AG | of which: depreciation and impairment of property, equipment and software
Restructuring Cost And Reserve [Line Items]
Total net restructuring expenses	7	11	12
UBS AG | of which: amortization and impairment of intangible assets
Restructuring Cost And Reserve [Line Items]
Total net restructuring expenses	0	0	2
UBS AG | Wealth Management
Restructuring Cost And Reserve [Line Items]
Total net restructuring expenses	463	447	323
UBS AG | Wealth Management Americas
Restructuring Cost And Reserve [Line Items]
Total net restructuring expenses	113	139	137
UBS AG | Personal & Corporate Banking
Restructuring Cost And Reserve [Line Items]
Total net restructuring expenses	103	117	101
UBS AG | Asset Management
Restructuring Cost And Reserve [Line Items]
Total net restructuring expenses	100	100	82
UBS AG | Investment Bank
Restructuring Cost And Reserve [Line Items]
Total net restructuring expenses	359	577	396
UBS AG | Corporate Center
Restructuring Cost And Reserve [Line Items]
Total net restructuring expenses	49	62	194
UBS AG | Services
Restructuring Cost And Reserve [Line Items]
Total net restructuring expenses	39	41	138
UBS AG | Corporate Center - Group ALM
Restructuring Cost And Reserve [Line Items]
Total net restructuring expenses	4	0	0
UBS AG | Non-core and Legacy Portfolio
Restructuring Cost And Reserve [Line Items]
Total net restructuring expenses	SFr 6	SFr 21	SFr 56